Exhibit 99.1

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Note Payment Detail

in Dollars

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Total	Total	Class Balance
CLASS A-1	36161YAA2	0.23000%	132,000,000.00	0.00	0.00	0.00	0.00	0.00
CLASS A-2	36161YAB0	0.47000%	151,000,000.00	0.00	0.00	0.00	0.00	0.00
CLASS A-3	36161YAC8	0.60000%	180,500,000.00	0.00	0.00	0.00	0.00	0.00
CLASS A-4	36161YAD6	0.78000%	65,790,000.00	20,623,790.04	8,516,695.02	13,405.46	8,530,100.48	12,107,095.02
CLASS B	36161YAE4	1.16000%	12,300,000.00	12,300,000.00	0.00	11,890.00	11,890.00	12,300,000.00
TOTALS			541,590,000.00	32,923,790.04	8,516,695.02	25,295.46	8,541,990.48	24,407,095.02

Factor Information per $1,000 of Original Face Value

		Beginning Principal				Ending Principal
Class	CUSIP	Factor	Principal	Interest	Total	Factor

CLASS A-1	36161YAA2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
CLASS A-2	36161YAB0	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
CLASS A-3	36161YAC8	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
CLASS A-4	36161YAD6	313.4791008	129.4527287	0.2037614	129.6564900	184.0263721
CLASS B	36161YAE4	1000.0000000	0.0000000	0.9666667	0.9666667	1000.0000000
TOTALS		60.7909859	15.7253550	0.0467059	15.7720609	45.0656309

Factor Information per $1,000 of Original Face Value - Fees
Servicing Fee	0.0709739
Servicer Advances	0.0000000
Administration Fees	0.0004616

Authorized Signatory

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Funding of the Collection Account

Available Amounts:

(1)	Principal Payments Received on Loans	5,132,257.40

(2)	Interest Payments Received on Loans	261,456.86

(3)	Payments Received on Leases	3,579,982.02

(4)	Recoveries	902.78

(5)	Purchase Amount of Receivables and related equipment that became Purchased Receivables in the current Collection Period pursuant to Section 2.4 or Section 7.2(b) of the Receivables Purchase and Sale Agreement	0.00

(6)	Investment Earnings	453.28

(7)	Servicer Advances	0.00

(8)	Available Amounts	8,975,052.34

(9)	Draws on the Reserve Account	0.00

(10)	Total Cash Available in the Collection Account	8,975,052.34

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Permitted Withdrawals from Collection Account

	Total Cash Available in the Collection Acccount		8,975,052.34

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee
	Previously accrued but unpaid	0.00
	Current period accrued	38,438.74
	Total amount due	38,438.74
	Total amount paid	38,438.74
	Closing accrued but unpaid	0.00
	Total Servicing Fee Paid		38,438.74

(iii)	Reimbursement of Servicing Advances		0.00
	Total of Permitted Withdrawals		38,438.74

	Total funds in the Note Distribution Account available for distribution		8,936,613.60

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	525.00

2.	Administration Fee Paid	250.00

3.	Class A Note Interest Payment	13,405.46

4.	Class A Note Principal where Class A Note balance exceeds Aggregate Receivable Value	0.00

5.	Class B Note Interest Payment	11,890.00

6.	Principal Payments on the Notes
	(i) Class A Note Principal	8,122,846.90
	(ii) Class B Note Principal	0.00

7.	50% of Excess Spread Amount as Principal on Notes	393,848.12

8.	Deposit to the Reserve Account, if any	0.00

9.	Previously unpaid trustee fees and expenses	0.00

10.	Released to Issuer	393,848.12

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Note Interest Payment Amounts

CLASS A-1 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

CLASS A-2 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

CLASS A-3 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

CLASS A-4 Interest Payment Amount

Interest Payment Due	13,405.46
Interest Due Paid	13,405.46
Cumulative Interest Shortfall Amount	0.00

CLASS B Interest Payment Amount

Interest Payment Due	11,890.00
Interest Due Paid	11,890.00
Cumulative Interest Shortfall Amount	0.00

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Note Principal Payment Amounts

CLASS A-1 Principal Payment Amount
CLASS A-1 Principal Due	0.00
CLASS A-1 Principal Paid	0.00
CLASS A-1 Reallocated Principal Paid	0.00
CLASS A-1 Turbo Principal Paid	0.00
CLASS A-1 Total Principal Payment Amount		0.00

CLASS A-2 Principal Payment Amount
CLASS A-2 Principal Due	0.00
CLASS A-2 Principal Paid	0.00
CLASS A-2 Reallocated Principal Paid	0.00
CLASS A-2 Turbo Principal Paid	0.00
CLASS A-2 Total Principal Payment Amount		0.00

CLASS A-3 Principal Payment Amount
CLASS A-3 Principal Due	0.00
CLASS A-3 Principal Paid	0.00
CLASS A-3 Reallocated Principal Paid	0.00
CLASS A-3 Turbo Principal Paid	0.00
CLASS A-3 Total Principal Payment Amount		0.00

CLASS A-4 Principal Payment Amount
CLASS A-4 Principal Due	8,122,846.90
CLASS A-4 Principal Paid	8,122,846.90
CLASS A-4 Reallocated Principal Paid	0.00
CLASS A-4 Turbo Principal Paid	393,848.12
CLASS A-4 Total Principal Payment Amount		8,516,695.02

CLASS B Principal Payment Amount
CLASS B Principal Due	0.00
CLASS B Principal Paid	0.00

CLASS B Turbo Principal Paid	0.00
CLASS B Total Principal Payment Amount		0.00

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Reserve Account

			% of	% of
			Current Balance	Original Balance

Initial Reserve Account Deposit		7,609,135.26	6.15%	1.25%

Required Reserve Account Amount

Initial Aggregate Receivable Value	608,730,821.17

Required Reserve Account Amount		12,174,616.42	9.84%	2.00%

Opening Reserve Account Balance		12,174,616.42	9.84%	2.00%
Withdrawals from the Reserve Account		0.00	0.00%	0.00%
Available Reserve Account Amount		12,174,616.42	9.84%	2.00%

Deposits to the Reserve Account		0.00	0.00%	0.00%

Releases from the Reserve Account		0.00	0.00%	0.00%

Ending Reserve Account Balance		12,174,616.42	9.84%	2.00%

Ending Reserve Account Deficiency		0.00	0.00%	0.00%

Please note Reserve Account Investment Earnings of 423.96 have been deposited into Collections

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Collateral Activity

Beginning Aggregate Receivable Value	131,789,979.90	Overcollateralization:
Principal Collections on Loans	5,132,257.40	Ending Aggregate Receivable Value	123,667,133.00
Lease Value Payments	2,748,173.43	Ending Outstanding Principal Balance of Notes	24,407,095.02
Gross Charge-offs	14,652.69	Ending Overcollateralization Amount	99,260,037.98
Total Repurchased Contracts	0.00
Adjustments	227,763.38
Ending Aggregate Receivable Balance	123,667,133.00

Residual Realization

Current Month		Cumulative

Book Residual	769,162.42	Book Residual	13,576,025.68
Residual Realization	819,531.29	Residual Realization	15,525,012.74
Residual Realization Percentage	106.55%	Residual Realization Percentage	114.36%

Aging Summary

	Number of Accounts	Aggregate Receivable Value
0 - 30 Days Past Due	4,399	121,690,470.43
31 - 60 Days Past Due	25	708,790.83
61 - 90 Days Past Due	12	945,632.03
91 - 120 Days Past Due	0	0.00
121 - 150 Days Past Due	0	0.00
151 - 180 Days Past Due	1	6,587.40
181 or more Days Past Due	8	315,652.31
Total	4,445	123,667,133.00

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %
Defaulted Receivables (at the time receivables became defaulted)	12,938,488.64	13,479.21	12,951,967.85	2.1277%

Charge-offs	6,056,182.37	14,652.69	6,070,835.06	0.9973%

Recoveries	194,308.20	902.78	195,210.98	0.0321%

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Historical Detail

Aging Summary

Payment	31-60 Days		61-90 Days		91-120 Days		121-150 Days		151-180 Days		181 + Days		Total
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance

12/22/2015	25		12		0		0		1		8		46
		708,790.83		945,632.03		0.00		0.00		6,587.40		315,652.31		1,976,662.57

11/23/2015	27		2		2		3		2		8		44
		1,421,557.97		11,462.27		20,332.97		15,296.62		89,482.30		238,557.59		1,796,689.72

10/22/2015	59		2		3		5		1		9		79
		1,770,504.06		19,543.12		34,090.11		28,443.76		81,916.25		289,378.37		2,223,875.67

09/22/2015	15		10		12		2		8		7		54
		325,423.23		556,070.89		182,304.88		120,530.13		251,729.12		118,984.49		1,555,042.74

08/24/2015	35		7		6		7		6		5		66
		870,804.34		114,575.83		333,493.14		104,870.38		114,097.04		72,924.55		1,610,765.28

07/22/2015	47		13		6		15		2		10		93
		1,450,447.67		570,940.69		122,949.95		261,878.28		12,723.08		179,547.36		2,598,487.03

06/22/2015	46		12		21		6		3		12		100
		1,102,042.98		186,999.43		506,258.75		41,367.14		22,118.80		194,832.54		2,053,619.64

05/22/2015	61		12		15		12		2		7		109
		1,376,154.47		166,496.78		383,646.22		162,251.43		27,881.52		285,755.94		2,402,186.36

04/22/2015	59		22		14		3		2		7		107
		1,699,200.29		515,923.89		174,010.65		101,466.50		78,117.64		259,633.84		2,828,352.81

03/23/2015	75		22		7		11		6		4		125
		2,080,171.13		337,384.49		167,633.79		320,941.38		117,913.21		160,968.29		3,185,012.29

02/23/2015	66		42		8		11		10		3		140
		1,462,981.98		784,903.25		195,705.79		319,011.55		366,255.55		81,033.93		3,209,892.05

01/22/2015	54		10		18		11		5		11		109
		1,579,075.14		181,542.27		480,168.39		374,411.90		28,059.19		221,100.99		2,864,357.88

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Historical Detail

Performance Data

Payment	Defaulted	Charge-offs	Recoveries	Repurchased	Aggregate	Ending	Lifetime
Date	Receivables			Amounts	Receivable Value	Overcollateralization	CPR

12/22/2015	12,951,967.85	6,070,835.06	195,210.98	123,642.29	123,667,133.00	99,260,037.98	7.46%

11/23/2015	12,938,488.64	6,056,182.37	194,308.20	123,642.29	131,789,979.90	98,866,189.86	7.26%

10/22/2015	12,882,386.58	5,988,962.97	184,968.42	123,642.29	139,491,438.78	98,486,445.78	7.29%

09/22/2015	12,822,502.62	5,937,044.01	184,065.64	123,642.29	147,758,887.41	97,860,636.06	7.27%

08/24/2015	12,741,120.60	5,924,500.42	161,446.34	123,642.29	156,103,064.39	97,422,985.15	7.14%

07/22/2015	12,729,488.51	5,908,599.27	159,432.54	123,642.29	167,498,660.95	96,982,670.79	6.79%

06/22/2015	12,703,861.54	5,857,462.21	145,229.76	123,642.29	176,184,335.23	96,443,004.19	6.93%

05/22/2015	12,561,696.76	5,795,225.98	142,675.61	123,642.29	184,372,392.43	95,944,509.20	7.27%

04/22/2015	12,488,149.52	5,749,393.74	141,772.83	123,642.29	196,148,062.42	95,426,877.34	6.85%

- Values above represent cumulative amounts as of the corresponding Payment Date

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Repurchases

	Repurchase Date	Account Number	Purchase Price

Purchase Amount of Receivables and related equipment determined by Issuer to be ineligible in accordance with 7.2(b) of the Purchase and Sale Agreement	09/30/2012	V8739603001	12,445.75

	09/30/2012	V8728091004	51,231.05

	09/30/2012	V8736554001	18,948.62

	01/31/2015	V8723380002	41,016.87

Cumulative Repurchase Amount			123,642.29

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Top Obligor Information

Outstanding Aggregate Receivable Balance
Obligor 1	4,120,468.80
Obligor 2	3,987,479.81
Obligor 3	2,416,731.10
Obligor 4	1,958,358.52
Obligor 5	1,866,357.19
Obligor 6	1,304,345.31
Obligor 7	1,246,319.83
Obligor 8	1,228,120.56
Obligor 9	1,210,200.77
Obligor 10	1,086,006.85
Obligor 11	984,136.69
Obligor 12	944,947.68
Obligor 13	934,914.50
Obligor 14	898,366.47
Obligor 15	888,911.19
Obligor 16	843,103.69
Obligor 17	756,959.22
Obligor 18	736,574.54
Obligor 19	731,069.83
Obligor 20	720,988.25

Aging Summary By Asset Type

GE Equipment Mid Ticket, L.L.C., Series 2012-1

December 22, 2015

	Aggregate Receivable Value	Nbr Of Accounts	% of Aggregate Receivable Value
Current	115,175,425.58	4,138	93.13%
1 to 30 Past Due	6,515,044.85	261	5.27%
31 to 60 Past Due	708,790.83	25	0.57%
61 to 90 Days Delinquent	945,632.03	12	0.76%
91 to 120 Days Delinquent	-	-	0.00%
121 to 150 Days Delinquent	-	-	0.00%
151 to 180 Days Delinquent	6,587.40	1	0.01%
181 Days Plus Delinquent	315,652.31	8	0.26%

Asset Aging Detail	Page 1 of 3	12/21/2015

Loss & Recovery Detail

GE Equipment Mid Ticket, L.L.C., Series 2012-1

December 22, 2015

Pool Aggregate Net Loss Statistics	Amount	Nbr of Accounts
Cumulative:
Gross Charge Offs	6,343,122.27	127
Net Charge Offs	6,070,835.09	127
Recoveries	195,210.98	21
Net Loss	5,875,624.11	127
Defaulted Receivable Balance	12,951,967.85	130

Current Period:
Gross Charge Offs	14,652.69	2
Net Charge Offs	14,652.69	2
Recoveries	902.78	1
Defaulted Receivable Balance	13,479.21	1

Average Aggregate Receivable Value:	334,282,560.67	7,768
Aggregate Net Loss Ratio:	1.76%

Average Loss Statistics For Assets Incurring a Loss	Amount	Avg. Loss Rate
Average Gross Chargeoff	48,793.25	48.97%
Average Net Charge Off	47,801.85	47.98%
Average Recovery	1,501.62	1.51%
Average Net Loss	46,264.76	46.44%

Average Receivable Value at the time of Loss or Default	99,630.52

Asset Loss and Recovery Detail	Page 2 of 3	12/21/2015

Defined Terms

Defaulted Receivable: means a receivable with respect to which the related equipment has been repossessed or any portion of the Loan or Lease value is deemed uncollectible (charged off).

Cumulative Gross Chargeoff -Equals the Cumulative credit charge offs of the aggregate Loan or Lease receivable balance at the time the Loan or Lease becomes defaulted, plus any additional losses on the sale of repossessed equipment.

Cumulative Net Chargeoff - Equals the Cumulative Gross Charge off, less any gains on sale from the remarketing of repossessed equipment.

Cumulative Recovery: Collections on defaulted accounts which were written off in a prior period (other than the disposition).

Cumulative Net Loss: Equals the Cumulative Net Chargeoff, less any Cumulative Recoveries.

Charge Off Rate: The ratio of the Gross Charge Off amount over the Aggregate Receivable Balance of the Loan or Lease at the time the Asset was Defaulted.

Average Loss Rate: Average Loss Rate on all assets in the pool that experience a charge off. Average amount charged off divided by the the average receivable value at the time of Default.

Average Net Loss on all assets that have experienced a Net Loss: Cumulative Net Loss divided by the total number of assets that experienced a Net Loss.

Ratio of Aggregate Net Loss: Equals the Cumulative Net Loss amount divided by the Average Aggregate Receivable Value of the pool.

Average Aggregate Receivable Value: Equals the sum of the Ending Aggregate Receivable Balance for each settlement prior to this period's settlement date divided by the total number of settlement periods prior to and the the current settlement period.

Definitions	Page 3 of 3	12/21/2015